Exhibit 99.1

CGMS Commercial Mortgage Trust 2017-MDDR

Commercial Mortgage Pass-Through Certificates, Series 2017-MDDR

Report To:

Citigroup Commercial Mortgage Securities Inc.

Citigroup Global Markets Realty Corp.

Citigroup Global Markets Inc.

Morgan Stanley Mortgage Capital Holdings LLC

Morgan Stanley Bank, N.A.

Morgan Stanley & Co. LLC

22 June 2017

Ernst & Young LLP 5 Times Square New York, NY 10036	Tel: +1 212 773 3000 ey.com

Report of Independent Accountants on Applying Agreed-Upon Procedures

Citigroup Commercial Mortgage Securities Inc.

Citigroup Global Markets Realty Corp.

Citigroup Global Markets Inc.

390 Greenwich Street

New York, New York 10013

Morgan Stanley Mortgage Capital Holdings LLC

Morgan Stanley Bank, N.A.

Morgan Stanley & Co. LLC

1585 Broadway

New York, New York 10036

Re: CGMS Commercial Mortgage Trust 2017-MDDR Commercial Mortgage Pass-Through Certificates, Series 2017-MDDR (the “Certificates”)

We have performed the procedures enumerated in Attachment A, which were agreed to by the addressees of this report (the “Specified Parties”), solely to assist Citigroup Commercial Mortgage Securities Inc. (the “Depositor”) in evaluating the accuracy of certain information with respect to the Mortgage Loans (as defined in Attachment A) that will secure the Certificates. This agreed-upon procedures engagement was conducted in accordance with attestation standards established by the American Institute of Certified Public Accountants. The sufficiency of the procedures is solely the responsibility of the Specified Parties. Consequently, we make no representation regarding the sufficiency of the procedures described in Attachment A, either for the purpose for which this report has been requested or for any other purpose.

The procedures performed and our associated findings are included in Attachment A.

For the purpose of the procedures described in this report, the Depositor provided us with:

a.	Certain electronic data files (the “Data Files”) that are described in Attachment A,
b.	Electronic copies of the loan files for the Mortgage Loans which contain various source documents (the “Source Documents”) relating to the Mortgage Loans and Properties (as defined in Attachment A),
c.	A list of characteristics on the Data Files (the “Compared Characteristics”), which are listed on Exhibit 1 to Attachment A, that the Depositor instructed us to compare to information contained in the Source Documents,
d.	A list of characteristics on the Data Files (the “Recalculated Characteristics”), which are described in Attachment A, that the Depositor instructed us to recalculate using information on the Data Files,
e.	A list of characteristics on the Data Files (the “Provided Characteristics”), which are listed on Exhibit 2 to Attachment A, on which the Depositor instructed us to perform no procedures,
f.	A draft of the preliminary offering circular for the CGMS Commercial Mortgage Trust 2017-MDDR securitization transaction (the “Draft Preliminary Offering Circular”) and
g.	Instructions, assumptions and methodologies, which are described in Attachment A.

The procedures included in Attachment A were limited to comparing or recalculating certain information that is further described in Attachment A. The Depositor is responsible for the Data Files, Source Documents, Compared Characteristics, Recalculated Characteristics, Provided Characteristics, Draft Preliminary Offering Circular and the determination of the instructions, assumptions and methodologies that are described herein. We were not requested to perform and we have not performed any procedures other than those listed in Attachment A with respect to the preparation or verification of any of the information set forth on the Data Files. We have not verified, and we make no representation as to, the accuracy, completeness or reasonableness of the Source Documents, Provided Characteristics, Draft Preliminary Offering Circular or any other information provided to us by the Depositor upon which we relied in forming our findings. Accordingly, we make no representation and express no opinion as to: (a) the existence of the Mortgage Loans, (b) questions of legal or tax interpretation and (c) the accuracy, completeness or reasonableness of any instructions, assumptions and methodologies provided to us by the Depositor that are described in this report. We undertake no responsibility to update this report for events and circumstances occurring after the date hereof.

We were not engaged to, and did not, conduct an examination to express an opinion or a review to express a conclusion in accordance with attestation standards established by the American Institute of Certified Public Accountants on any of the items referred to herein. Accordingly, we do not express such an opinion or conclusion. Had we performed additional procedures, other matters might have come to our attention that would have been reported to you.

The agreed-upon procedures described in this report were not performed for the purpose of:

a.	Satisfying any criteria for due diligence published by a nationally recognized statistical rating organization (a “rating agency”) or
b.	Making any findings with respect to:
i.	Whether the origination of the Mortgage Loans conformed to, or deviated from, stated underwriting or credit extension guidelines, standards, criteria, or other requirements,
ii.	The value of the collateral securing the Mortgage Loans,
iii.	Whether the originators of the Mortgage Loans complied with federal, state or local laws or regulations or
iv.	Any other factor or characteristic of the Mortgage Loans that would be material to the likelihood that the issuer of the Certificates will pay interest and principal in accordance with applicable terms and conditions.

This report is intended solely for the use of the Specified Parties and is not intended to be and should not be used by anyone other than the Specified Parties. It is not intended to be and should not be used by any other person or entity, including investors and rating agencies, who are not identified in the report as Specified Parties, but who may have access to this report as required by law or regulation.

/s/ Ernst & Young LLP

22 June 2017

Attachment A Page 1 of 5

Background

For the purpose of the procedures described in this report, the Depositor indicated that:

a.	The Certificates will represent beneficial interests in CGMS Commercial Mortgage Trust 2017-MDDR (the “Issuing Entity”) that will be established by the Depositor,
b.	The Issuing Entity’s assets will consist primarily of one componentized fixed rate mortgage loan (the “Pool A Mortgage Loan”) and two componentized floating rate mortgage loans (the “Pool B Mortgage Loan” and “Pool C Mortgage Loan,” together with the Pool A Mortgage Loan, the “Mortgage Loans”),
c.	Each Mortgage Loan will solely back the corresponding series of Certificates,
d.	The Pool A Mortgage Loan is secured by the related borrowers’ interests in 13 properties (collectively, the “Pool A Properties”),
e.	The Pool B Mortgage Loan is secured by the related borrowers’ interests in 21 properties (collectively, the “Pool B Properties”) and
f.	The Pool C Mortgage Loan is secured by the related borrowers’ interests in 18 properties (the “Pool C Properties,” together with the Pool A Properties and Pool B Properties, the “Properties”).

For the purpose of the procedures described in this report, the Pool B Mortgage Loan and Pool C Mortgage Loan are hereinafter collectively referred to as the “Floating Rate Mortgage Loans.”

Procedures performed and our associated findings

1.	The Depositor provided us with:
a.	An electronic data file (the “Preliminary Data File”) that the Depositor indicated contains information relating to the Mortgage Loans and Properties as of the related payment date of each Mortgage Loan in July 2017 (the “Reference Date”) and
b.	Record layout and decode information relating to the information on the Preliminary Data File.

For each Mortgage Loan on the Preliminary Data File, we compared the Compared Characteristics listed on Exhibit 1 to Attachment A, as shown on the Preliminary Data File, to the corresponding information in the Source Documents indicated on Exhibit 1 to Attachment A, subject only to the instructions, assumptions, methodologies and exceptions stated in the notes to Exhibit 1 to Attachment A and the next paragraph of this Item 1.

The Source Document(s) that the Depositor instructed us to use for each Compared Characteristic are indicated on Exhibit 1 to Attachment A. Where more than one Source Document is listed for a Compared Characteristic, the Depositor instructed us to note agreement if the value on the Preliminary Data File for the Compared Characteristic agreed with the corresponding information in at least one of the Source Documents that are listed for such Compared Characteristic on Exhibit 1 to Attachment A. We performed no procedures to reconcile any differences that may exist between various Source Documents for any of the Compared Characteristics listed on Exhibit 1 to Attachment A.

Attachment A Page 2 of 5

2.	As instructed by the Depositor, we adjusted the information on the Preliminary Data File to correct all the differences we noted in performing the procedures described in Item 1. above and provided a list of such differences to the Depositor. The Preliminary Data File, as so adjusted, is hereinafter referred to as the “Updated Data File.”

3.	Subsequent to the performance of the procedures described in Items 1. and 2. above, we received from the Depositor:
a.	An electronic data file (the “Final Data File,” which together with the Preliminary Data File comprise the Data Files) that the Depositor indicated contains information relating to the Mortgage Loans and Properties as of the Reference Date and
b.	Record layout and decode information relating to the information on the Final Data File.

Using information on the:

a.	Final Data File and
b.	Updated Data File,

we compared each Compared Characteristic listed on Exhibit 1 to Attachment A, all as shown on the Final Data File, to the corresponding information on the Updated Data File and found such information to be in agreement.

4.	Using the “First Loan Payment Date” of each Mortgage Loan, as shown on the Final Data File, we recalculated the “Seasoning” of each Mortgage Loan as of the Reference Date. We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement.

5.	Using the:
a.	First Loan Payment Date and
b.	Maturity Date

of each Mortgage Loan, both as shown on the Final Data File, we recalculated the “Original Balloon Term (Months)” of each Mortgage Loan. We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement.

6.	The loan agreement Source Document indicates that each Mortgage Loan is interest-only for its entire term. Based on this information, the Depositor instructed us to:
a.	Use the “Original Balloon Term (Months)” of each Mortgage Loan, as shown on the Final Data File, for the interest-only period of each Mortgage Loan (the “IO Period”),
b.	Use “0” for the original amortization term of each Mortgage Loan (the “Original Amort Term (Months)”) and
c.	Use the “Original Balance” of each Mortgage Loan and each Property, as shown on the Final Data File, as the principal balance of each Mortgage Loan and each Property as of the Reference Date (the “Cut-Off Date Allocated Loan Amount ($)”).

We compared this information to the corresponding information on the Final Data File and found such information to be in agreement.

Attachment A Page 3 of 5

7.	Using the “Cut-Off Date Allocated Loan Amount ($)” of each Mortgage Loan and each Property, as shown on the Final Data File, we recalculated the “Percentage of Cut-Off Date Allocated Loan Amount” for each Mortgage Loan and each Property. We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement.

For the purpose of this procedure, the Depositor instructed us to:

a.	Recalculate the “Percentage of Cut-off Date Allocated Loan Amount” for each Pool A Property by dividing the “Cut-off Date Allocated Loan Amount ($)” of such Pool A Property by the “Cut-off Date Allocated Loan Amount ($)” of the Pool A Mortgage Loan,
b.	Recalculate the “Percentage of Cut-off Date Allocated Loan Amount” for each Pool B Property by dividing the “Cut-off Date Allocated Loan Amount ($)” of such Pool B Property by the “Cut-off Date Allocated Loan Amount ($)” of the Pool B Mortgage Loan and
c.	Recalculate the “Percentage of Cut-off Date Allocated Loan Amount” for each Pool C Property by dividing the “Cut-off Date Allocated Loan Amount ($)” of such Pool C Property by the “Cut-off Date Allocated Loan Amount ($)” of the Pool C Mortgage Loan.

8.	Using the:
a.	Original Balloon Term (Months),
b.	IO Period and
c.	Seasoning

of each Mortgage Loan, as applicable, all as shown on the Final Data File, we recalculated the:

i.	Remaining Term to Maturity (Months) and
ii.	Remaining IO Term (Months)

of each Mortgage Loan. We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement.

9.	Using the:
a.	Cut-off Date Allocated Loan Amount ($),
b.	Fixed Rate Coupon and
c.	Interest Calculation (30/360 / Actual/360)

of the Pool A Mortgage Loan, all as shown on the Final Data File, and the calculation methodology provided by the Depositor which is described in the succeeding paragraph of this Item 9., we recalculated the “Monthly Debt Service Payment” of the Pool A Mortgage Loan. We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement.

For the purpose of this procedure, the Depositor instructed us to recalculate the “Monthly Debt Service Payment” of the Pool A Mortgage Loan as 1/12th the product of:

i.	The “Cut-off Date Allocated Loan Amount ($)” of the Pool A Mortgage Loan, as shown on the Final Data File,
ii.	The “Fixed Rate Coupon” of the Pool A Mortgage Loan, as shown on the Final Data File and
iii.	365/360.

Attachment A Page 4 of 5

10.	Using the:
a.	Cut-Off Date Allocated Loan Amount ($),
b.	Floating Rate Loan Margin and
c.	Interest Calculation (30/360 / Actual/360)

of each Floating Rate Mortgage Loan, all as shown on the Final Data File, a LIBOR assumption of 1.2000% that was provided by the Depositor, the LIBOR rounding methodology that is described in the loan agreement Source Document for each Floating Rate Mortgage Loan and the calculation methodology provided by the Depositor which is described in the succeeding paragraph of this Item 10., we recalculated the “Monthly Debt Service Payment” of each Floating Rate Mortgage Loan. We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement.

For the purpose of this procedure, the Depositor instructed us to recalculate the “Monthly Debt Service Payment” of each Floating Rate Mortgage Loan as 1/12th the product of:

i.	The “Cut-Off Date Allocated Loan Amount ($)” of each Floating Rate Mortgage Loan, as shown on the Final Data File,
ii.	The sum of:
(a)	The “Floating Rate Loan Margin” of each Floating Rate Mortgage Loan, as shown on the Final Data File, and
(b)	The LIBOR assumption of 1.2000% that was provided by the Depositor, rounded (if applicable) using the LIBOR rounding methodology that is described in the loan agreement Source Document for each Floating Rate Mortgage Loan and
iii.	365/360.

11.	Using the:
a.	Cut-Off Date Allocated Loan Amount ($),
b.	Monthly Debt Service Payment,
c.	Bulk Appraised Value ($) and
d.	Net Cash Flow UW

of each Mortgage Loan, all as shown on the Final Data File, and the applicable calculation methodologies and assumptions described in the Draft Preliminary Offering Circular and in the succeeding paragraph of this Item 11., we recalculated the:

i.	Cut-off Date LTV,
ii.	UW NCF Debt Yield and
iii.	UW NCF DSCR

of each Mortgage Loan. We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement.

For the purpose of this procedure, the Depositor instructed us to:

a.	Round each of the recalculated characteristics listed in items i. and ii. above to the nearest 1/10th of one percent,
b.	Round the “UW NCF DSCR” characteristic to two decimals and
c.	Use “<blank>” for each of the characteristics listed in items i. through iii. above for the Properties.

Attachment A Page 5 of 5

12.	Using the:
a.	Cut-Off Date Allocated Loan Amount ($),
b.	Individual As-Is Appraised Value ($),
c.	Bulk Appraised Value ($),
d.	Parking Spaces and
e.	Owned NRA

of each Mortgage Loan and Property, as applicable, all as shown on the Final Data File, and the applicable calculation methodologies and assumptions described in the Draft Preliminary Offering Circular, we recalculated the:

i.	Individual As-Is Appraised Value per SF ($),
ii.	Bulk Appraised Value per SF ($),
iii.	Cut-Off Date Allocated Loan Amount per SF ($) and
iv.	Parking Spaces Per 1000 SF

of each Mortgage Loan and Property, as applicable. We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement.

Exhibit 1 to Attachment A Page 1 of 10

Compared Characteristics and Source Documents

Property Information:

Characteristic	Source Document(s)

Address (see Note 1)	Property Zoning Report
City (see Note 1)	Property Appraisal Report or Property Zoning Report
State (see Note 1)	Property Appraisal Report
Zip	USPS Internet Site (www.usps.gov)
Property Type	Property Appraisal Report
Built	Property Appraisal Report or Engineering Report
Total NRA	Underwritten Rent Roll
Owned NRA	Underwritten Rent Roll
Occupancy	Underwritten Rent Roll
Unowned NRA	Underwritten Rent Roll
# of Tenants	Underwritten Rent Roll
% IG (by Base Rent)	Underwritten Rent Roll
Parking Spaces	Property Appraisal Report
Ownership	Draft Pro Forma

Third Party Information:

Characteristic	Source Document

Appraisal Report Provider	Property Appraisal Report
Individual As-Is Appraised Value ($)	Property Appraisal Report
Individual As-Is Appraised Value Date	Property Appraisal Report
Bulk Appraised Value ($) (see Note 2)	Portfolio Appraisal Report
Bulk Appraised Value Date	Portfolio Appraisal Report
3 Mile Population Density	Property Appraisal Report
3 Mile Median Income	Property Appraisal Report
Engineering Report Provider	Engineering Report
Engineering Report Date	Engineering Report
Environmental Report Provider	Environmental Phase I Report
Environmental Report Date	Environmental Phase I Report
Phase II Required	Environmental Phase I Report
ACM O&M Plan	Environmental Phase I Report
Seismic Report Date (see Note 3)	Seismic Report
Seismic Zone (see Note 3)	Seismic Report
PML (SEL) (see Note 3)	Seismic Report

Exhibit 1 to Attachment A Page 2 of 10

Underwriting Information: (see Note 4)

Characteristic	Source Document

UW Rental Revenue	Underwriting Summary
Base Rent 2011	Underwriting Summary
Base Rent 2012	Underwriting Summary
Base Rent 2013	Underwriting Summary
Base Rent 2014	Underwriting Summary
Base Rent 2015	Underwriting Summary
Base Rent 2016	Underwriting Summary
Base Rent Jun-18 Budget	Underwriting Summary
Base Rent UW	Underwriting Summary
Potential Income from Vacant Space 2011	Underwriting Summary
Potential Income from Vacant Space 2012	Underwriting Summary
Potential Income from Vacant Space 2013	Underwriting Summary
Potential Income from Vacant Space 2014	Underwriting Summary
Potential Income from Vacant Space 2015	Underwriting Summary
Potential Income from Vacant Space 2016	Underwriting Summary
Potential Income from Vacant Space Jun-18 Budget	Underwriting Summary
Potential Income from Vacant Space UW	Underwriting Summary
Contractual Rent Steps 2011	Underwriting Summary
Contractual Rent Steps 2012	Underwriting Summary
Contractual Rent Steps 2013	Underwriting Summary
Contractual Rent Steps 2014	Underwriting Summary
Contractual Rent Steps 2015	Underwriting Summary
Contractual Rent Steps 2016	Underwriting Summary
Contractual Rent Steps Jun-18 Budget	Underwriting Summary
Contractual Rent Steps UW	Underwriting Summary
Recoveries 2011	Underwriting Summary
Recoveries 2012	Underwriting Summary
Recoveries 2013	Underwriting Summary
Recoveries 2014	Underwriting Summary
Recoveries 2015	Underwriting Summary
Recoveries 2016	Underwriting Summary
Recoveries Jun-18 Budget	Underwriting Summary
Recoveries UW	Underwriting Summary
Other Income (Subject to Vacancy) 2011	Underwriting Summary
Other Income (Subject to Vacancy) 2012	Underwriting Summary
Other Income (Subject to Vacancy) 2013	Underwriting Summary
Other Income (Subject to Vacancy) 2014	Underwriting Summary
Other Income (Subject to Vacancy) 2015	Underwriting Summary
Other Income (Subject to Vacancy) 2016	Underwriting Summary
Other Income (Subject to Vacancy) Jun-18 Budget	Underwriting Summary
Other Income (Subject to Vacancy) UW	Underwriting Summary
Total Potential Gross Income 2011	Underwriting Summary
Total Potential Gross Income 2012	Underwriting Summary
Total Potential Gross Income 2013	Underwriting Summary

Exhibit 1 to Attachment A Page 3of 10

Underwriting Information: (continued)

Characteristic	Source Document

Total Potential Gross Income 2014	Underwriting Summary
Total Potential Gross Income 2015	Underwriting Summary
Total Potential Gross Income 2016	Underwriting Summary
Total Potential Gross Income Jun-18 Budget	Underwriting Summary
Total Potential Gross Income UW	Underwriting Summary
Economic Vacancy 2011	Underwriting Summary
Economic Vacancy 2012	Underwriting Summary
Economic Vacancy 2013	Underwriting Summary
Economic Vacancy 2014	Underwriting Summary
Economic Vacancy 2015	Underwriting Summary
Economic Vacancy 2016	Underwriting Summary
Economic Vacancy Jun-18 Budget	Underwriting Summary
Economic Vacancy UW	Underwriting Summary
Effective Gross Income Before Other Income 2011	Underwriting Summary
Effective Gross Income Before Other Income 2012	Underwriting Summary
Effective Gross Income Before Other Income 2013	Underwriting Summary
Effective Gross Income Before Other Income 2014	Underwriting Summary
Effective Gross Income Before Other Income 2015	Underwriting Summary
Effective Gross Income Before Other Income 2016	Underwriting Summary
Effective Gross Income Before Other Income Jun-18 Budget	Underwriting Summary
Effective Gross Income Before Other Income UW	Underwriting Summary
Parking Income 2011	Underwriting Summary
Parking Income 2012	Underwriting Summary
Parking Income 2013	Underwriting Summary
Parking Income 2014	Underwriting Summary
Parking Income 2015	Underwriting Summary
Parking Income 2016	Underwriting Summary
Parking Income Jun-18 Budget	Underwriting Summary
Parking Income UW	Underwriting Summary
Other Income 2 2011	Underwriting Summary
Other Income 2 2012	Underwriting Summary
Other Income 2 2013	Underwriting Summary
Other Income 2 2014	Underwriting Summary
Other Income 2 2015	Underwriting Summary
Other Income 2 2016	Underwriting Summary
Other Income 2 Jun-18 Budget	Underwriting Summary
Other Income 2 UW	Underwriting Summary
Effective Gross Income 2011	Underwriting Summary

Exhibit 1 to Attachment A Page 4 of 10

Underwriting Information: (continued)

Characteristic	Source Document

Effective Gross Income 2012	Underwriting Summary
Effective Gross Income 2013	Underwriting Summary
Effective Gross Income 2014	Underwriting Summary
Effective Gross Income 2015	Underwriting Summary
Effective Gross Income 2016	Underwriting Summary
Effective Gross Income Jun-18 Budget	Underwriting Summary
Effective Gross Income UW	Underwriting Summary
Property Taxes 2011	Underwriting Summary
Property Taxes 2012	Underwriting Summary
Property Taxes 2013	Underwriting Summary
Property Taxes 2014	Underwriting Summary
Property Taxes 2015	Underwriting Summary
Property Taxes 2016	Underwriting Summary
Property Taxes Jun-18 Budget	Underwriting Summary
Property Taxes UW	Underwriting Summary
Insurance 2011	Underwriting Summary
Insurance 2012	Underwriting Summary
Insurance 2013	Underwriting Summary
Insurance 2014	Underwriting Summary
Insurance 2015	Underwriting Summary
Insurance 2016	Underwriting Summary
Insurance Jun-18 Budget	Underwriting Summary
Insurance UW	Underwriting Summary
Management Fees 2011	Underwriting Summary
Management Fees 2012	Underwriting Summary
Management Fees 2013	Underwriting Summary
Management Fees 2014	Underwriting Summary
Management Fees 2015	Underwriting Summary
Management Fees 2016	Underwriting Summary
Management Fees Jun-18 Budget	Underwriting Summary
Management Fees UW	Underwriting Summary
CAM 2011	Underwriting Summary
CAM 2012	Underwriting Summary
CAM 2013	Underwriting Summary
CAM 2014	Underwriting Summary
CAM 2015	Underwriting Summary
CAM 2016	Underwriting Summary
CAM Jun-18 Budget	Underwriting Summary
CAM UW	Underwriting Summary
Non-Recoverable Expenses 2011	Underwriting Summary
Non-Recoverable Expenses 2012	Underwriting Summary
Non-Recoverable Expenses 2013	Underwriting Summary
Non-Recoverable Expenses 2014	Underwriting Summary
Non-Recoverable Expenses 2015	Underwriting Summary
Non-Recoverable Expenses 2016	Underwriting Summary
Non-Recoverable Expenses Jun-18 Budget	Underwriting Summary

Exhibit 1 to Attachment A Page 5 of 10

Underwriting Information: (continued)

Characteristic	Source Document

Non-Recoverable Expenses UW	Underwriting Summary
Total Operating Expenses 2011	Underwriting Summary
Total Operating Expenses 2012	Underwriting Summary
Total Operating Expenses 2013	Underwriting Summary
Total Operating Expenses 2014	Underwriting Summary
Total Operating Expenses 2015	Underwriting Summary
Total Operating Expenses 2016	Underwriting Summary
Total Operating Expenses Jun-18 Budget	Underwriting Summary
Total Operating Expenses UW	Underwriting Summary
Net Operating Income 2011	Underwriting Summary
Net Operating Income 2012	Underwriting Summary
Net Operating Income 2013	Underwriting Summary
Net Operating Income 2014	Underwriting Summary
Net Operating Income 2015	Underwriting Summary
Net Operating Income 2016	Underwriting Summary
Net Operating Income Jun-18 Budget	Underwriting Summary
Net Operating Income UW	Underwriting Summary
Replacement Reserves 2011	Underwriting Summary
Replacement Reserves 2012	Underwriting Summary
Replacement Reserves 2013	Underwriting Summary
Replacement Reserves 2014	Underwriting Summary
Replacement Reserves 2015	Underwriting Summary
Replacement Reserves 2016	Underwriting Summary
Replacement Reserves Jun-18 Budget	Underwriting Summary
Replacement Reserves UW	Underwriting Summary
Tenant Improvements 2011	Underwriting Summary
Tenant Improvements 2012	Underwriting Summary
Tenant Improvements 2013	Underwriting Summary
Tenant Improvements 2014	Underwriting Summary
Tenant Improvements 2015	Underwriting Summary
Tenant Improvements 2016	Underwriting Summary
Tenant Improvements Jun-18 Budget	Underwriting Summary
Tenant Improvements UW	Underwriting Summary
Leasing Commissions 2011	Underwriting Summary
Leasing Commissions 2012	Underwriting Summary
Leasing Commissions 2013	Underwriting Summary
Leasing Commissions 2014	Underwriting Summary
Leasing Commissions 2015	Underwriting Summary
Leasing Commissions 2016	Underwriting Summary
Leasing Commissions Jun-18 Budget	Underwriting Summary
Leasing Commissions UW	Underwriting Summary
Net Cash Flow 2011	Underwriting Summary
Net Cash Flow 2012	Underwriting Summary
Net Cash Flow 2013	Underwriting Summary
Net Cash Flow 2014	Underwriting Summary
Net Cash Flow 2015	Underwriting Summary

Exhibit 1 to Attachment A Page 6 of 10

Underwriting Information: (continued)

Characteristic	Source Document

Net Cash Flow 2016	Underwriting Summary
Net Cash Flow Jun-18 Budget	Underwriting Summary
Net Cash Flow UW	Underwriting Summary
Percentage Rent 2011	Underwriting Summary
Percentage Rent 2012	Underwriting Summary
Percentage Rent 2013	Underwriting Summary
Percentage Rent 2014	Underwriting Summary
Percentage Rent 2015	Underwriting Summary
Percentage Rent 2016	Underwriting Summary
Percentage Rent Jun-18 Budget	Underwriting Summary
Percentage Rent UW	Underwriting Summary

Major Tenant Information: (see Note 5)

Characteristic	Source Document(s)

Largest Tenant Name	Underwritten Rent Roll
Largest Tenant Lease Start	Underwritten Rent Roll
Largest Tenant Lease Exp.	Underwritten Rent Roll
Largest Tenant NRA	Underwritten Rent Roll
Largest Tenant UW Base Rent	Underwritten Rent Roll
Largest Tenant UW Gross Rent	Additional UW Gross Rent Info
Largest Tenant Credit Rating	Underwritten Rent Roll
Largest Tenant Sales Per SF	Underwritten Rent Roll
Largest Tenant Occ. Cost	Underwritten Rent Roll and Additional UW Occ. Cost Info
2nd Largest Tenant Name	Underwritten Rent Roll
2nd Largest Tenant Lease Start	Underwritten Rent Roll
2nd Largest Tenant Lease Exp.	Underwritten Rent Roll
2nd Largest Tenant NRA	Underwritten Rent Roll
2nd Largest Tenant UW Base Rent	Underwritten Rent Roll
2nd Largest Tenant UW Gross Rent	Additional UW Gross Rent Info
2nd Largest Tenant Credit Rating	Underwritten Rent Roll
2nd Largest Tenant Sales Per SF	Underwritten Rent Roll
2nd Largest Tenant Occ. Cost	Underwritten Rent Roll and Additional UW Occ. Cost Info
3rd Largest Tenant Name	Underwritten Rent Roll
3rd Largest Tenant Lease Start	Underwritten Rent Roll
3rd Largest Tenant Lease Exp.	Underwritten Rent Roll
3rd Largest Tenant NRA	Underwritten Rent Roll
3rd Largest Tenant UW Base Rent	Underwritten Rent Roll
3rd Largest Tenant UW Gross Rent	Additional UW Gross Rent Info
3rd Largest Tenant Credit Rating	Underwritten Rent Roll
3rd Largest Tenant Sales Per SF	Underwritten Rent Roll
3rd Largest Tenant Occ. Cost	Underwritten Rent Roll and Additional UW Occ. Cost Info
4th Largest Tenant Name	Underwritten Rent Roll
4th Largest Tenant Lease Start	Underwritten Rent Roll
4th Largest Tenant Lease Exp.	Underwritten Rent Roll

Exhibit 1 to Attachment A Page 7 of 10

Major Tenant Information: (continued)

Characteristic	Source Document(s)

4th Largest Tenant NRA	Underwritten Rent Roll
4th Largest Tenant UW Base Rent	Underwritten Rent Roll
4th Largest Tenant UW Gross Rent	Additional UW Gross Rent Info
4th Largest Tenant Credit Rating	Underwritten Rent Roll
4th Largest Tenant Sales Per SF	Underwritten Rent Roll
4th Largest Tenant Occ. Cost	Underwritten Rent Roll and Additional UW Occ. Cost Info
5th Largest Tenant Name	Underwritten Rent Roll
5th Largest Tenant Lease Start	Underwritten Rent Roll
5th Largest Tenant Lease Exp.	Underwritten Rent Roll
5th Largest Tenant NRA	Underwritten Rent Roll
5th Largest Tenant UW Base Rent	Underwritten Rent Roll
5th Largest Tenant UW Gross Rent	Additional UW Gross Rent Info
5th Largest Tenant Credit Rating	Underwritten Rent Roll
5th Largest Tenant Sales per SF	Underwritten Rent Roll
5th Largest Tenant Occ. Cost	Underwritten Rent Roll and Additional UW Occ. Cost Info
WA Lease Exp. (By Base Rent)	Underwritten Rent Roll
WA. Rem. Lease Term	Underwritten Rent Roll
Anchor Sales per SF	Underwritten Rent Roll
Anchor Occ Costs	Underwritten Rent Roll and Additional UW Occ. Cost Info
Anchor SF Reporting	Underwritten Rent Roll
Anchor Tenant Reporting Rent PSF	Underwritten Rent Roll and Additional UW Gross Rent Info
% of Total Anchor SF	Underwritten Rent Roll
Total Sales per SF	Underwritten Rent Roll
Reporting Tenant Rent PSF	Underwritten Rent Roll and Additional UW Gross Rent Info
Total Occ Costs	Underwritten Rent Roll and Additional UW Gross Rent Info
Total SF Reporting	Underwritten Rent Roll
% of Total SF	Underwritten Rent Roll

Reserve and Escrow Information:

Characteristic	Source Document(s)

Initial Tax Escrow	Loan Agreement and Closing Statement
Ongoing Tax Escrow Monthly	Loan Agreement
Initial Insurance Escrow	Loan Agreement and Closing Statement
Ongoing Insurance Escrow Monthly	Loan Agreement
Initial Immediate Repairs Escrow	Loan Agreement and Closing Statement
Initial Cap Ex Escrow	Loan Agreement and Closing Statement
Ongoing Cap Ex Escrow Monthly	Loan Agreement
Initial Ground Lease Escrow	Loan Agreement and Closing Statement
Ongoing Ground Lease Escrow Monthly	Loan Agreement
Initial Other Escrow	Loan Agreement and Closing Statement
Ongoing Other Escrow Monthly	Loan Agreement
Other Escrow Description	Loan Agreement and Closing Statement
Initial Other Escrow 2	Loan Agreement and Closing Statement

Exhibit 1 to Attachment A Page 8 of 10

Reserve and Escrow Information: (continued)

Characteristic	Source Document(s)

Ongoing Other Escrow 2	Loan Agreement
Other Escrow 2 Description	Loan Agreement and Closing Statement
Initial Other Escrow 3	Loan Agreement and Closing Statement
Ongoing Other Escrow 3	Loan Agreement
Other Escrow 3 Description	Loan Agreement and Closing Statement
Initial Other Escrow 4	Loan Agreement and Closing Statement
Ongoing Other Escrow 4	Loan Agreement
Other Escrow 4 Description	Loan Agreement and Closing Statement

Mortgage Loan Information:

Characteristic	Source Document(s)

Original Balance	Loan Agreement
Origination Date	Loan Agreement
Interest Accrual Period	Loan Agreement
Lockbox Type (see Note 6)	Loan Agreement and Cash Management Agreement
Lockbox (see Note 7)	Loan Agreement and Cash Management Agreement
Floating-Rate Prepayment Provision (see Note 8)	Loan Agreement and Draft Loan Modification Agreement
Floating Rate Loan Margin (see Note 8)	Loan Agreement
LIBOR Floor (see Note 8)	Loan Agreement
LIBOR Cap (see Note 8)	Draft Interest Rate Cap Agreement
LIBOR Lookback Days (see Note 8)	Loan Agreement
LIBOR Cap Expiration Date (see Note 8)	Draft Interest Rate Cap Agreement
Interest Calculation (30/360 / Actual/360)	Loan Agreement
Amort Type	Loan Agreement
Grace Period	Loan Agreement
First Loan Payment Date	Loan Agreement or Draft Loan Modification Agreement
Maturity Date	Loan Agreement
Floating Rate Component Extensions (see Note 8)	Loan Agreement
Fully Extended Maturity Date	Loan Agreement
DY at Trigger Level	Loan Agreement
Fixed-Rate Prepayment Provision (see Note 9)	Loan Agreement and Draft Loan Modification Agreement
Fixed Rate Coupon (see Note 9)	Loan Agreement
Borrower Entity	Promissory Note
Partial Release	Loan Agreement
Partial Release Description	Loan Agreement

Exhibit 1 to Attachment A Page 9 of 10

Notes:

1.	For the purpose of comparing the:
a.	Address,
b.	City and
c.	State

characteristics for each Property, the Depositor instructed us to ignore differences that are caused by standard postal abbreviations.

2.	For the purpose of comparing the “Bulk Appraised Value ($)” characteristic for each Property, the Depositor instructed us to allocate the “Bulk Appraised Value ($)” of the Properties (in aggregate) that secure each Mortgage Loan, as shown in the portfolio appraisal report Source Document, to each related Property pro-rata using the “Individual As-Is Appraised Value ($)” of such Property, as shown on the Preliminary Data File.

3.	The Depositor instructed us to perform procedures on the:
a.	Seismic Report Date,
b.	Seismic Zone and
c.	PML (SEL)

characteristics only for Properties where we received a seismic report Source Document.

4.	For the purpose of comparing the “Underwriting Information” characteristics, the Depositor instructed us to ignore differences of $1 or less.

5.	For the purpose of comparing the “Major Tenant Information” characteristics for each Property, the Depositor instructed us to combine multiple spaces leased by the same tenant at the Property only if the lease for each space has the same lease expiration date, all as shown on the applicable underwritten rent roll Source Document.

6.	For the purpose of comparing the “Lockbox Type” characteristic for each Mortgage Loan, the Depositor instructed us to use “Hard” for the “Lockbox Type” characteristic if the loan agreement and cash management agreement Source Documents require all tenants to remit all payments due under their respective leases directly to a lockbox account controlled by the lender.

7.	For the purpose of comparing the “Lockbox” characteristic for each Mortgage Loan, the Depositor instructed us to use “In-Place” for the “Lockbox” characteristic if the loan agreement and cash management agreement Source Documents require the monthly debt service and reserve accounts to be funded directly from the lockbox account, and any excess cash is either (i) disbursed to the borrowers or (ii) retained as additional collateral for the respective Mortgage Loan.

Exhibit 1 to Attachment A Page 10 of 10

Notes: (continued)

8.	For the purpose of comparing the:
a.	Floating-Rate Prepayment Provision,
b.	Floating Rate Loan Margin,
c.	LIBOR Floor,
d.	LIBOR Cap,
e.	LIBOR Lookback Days,
f.	LIBOR Cap Expiration Date and
g.	Floating Rate Component Extensions

characteristics, the Depositor instructed us to use “NAP” for the Pool A Mortgage Loan.

9.	For the purpose of comparing the:
a.	Fixed-Rate Prepayment Provision and
b.	Fixed Rate Coupon

characteristics, the Depositor instructed us to use “NAP” for each Floating Rate Mortgage Loan.

We performed no procedures to determine the accuracy, completeness or reasonableness of the instructions, assumptions, methodologies and exceptions provided by the Depositor that are described in the notes above.

Exhibit 2 to Attachment A

Provided Characteristics

Characteristic

Prop. ID
Property Name
Pool
Control
Pool Rank
Pool Rank ID
Property Subtype
Built Clean
Administrative Fee Rate (%)
Cut-off Date
Anchor
% of Total In-Line
WA LXP Non Top 5 (By Base Rent)

Note:	We performed no procedures to determine the accuracy, completeness or reasonableness of the Provided Characteristics.